Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash	$ 1,918,000	$ 372,000	$ 2,137,000
Prepaid expenses and other current assets	890,000	414,000	603,000
Total current assets	2,808,000	786,000	2,740,000
NONCURRENT ASSETS
Machinery and equipment, net	1,156,000	887,000	497,000
Operating lease right-of-use assets, net	4,576,000	199,000	88,000
Deposits and other noncurrent assets		725,000	66,000
Deferred financing costs and other noncurrent assets	1,639,000	725,000
TOTAL ASSETS	10,179,000	2,597,000	3,391,000
CURRENT LIABILITIES
Related party legal settlement liability	520,000	640,000	900,000
Loans payable, net of issuance costs, current	1,000,000	1,000,000	1,038,000
Related party Series B preferred stock liability, at fair value	7,600,000
Finance lease liability, current	70,000	72,000	46,000
Operating lease right-of-use liability, current	956,000	44,000	90,000
Total current liabilities	60,631,000	42,989,000	25,959,000
NONCURRENT LIABILITIES
Operating lease right-of-use liability, noncurrent	3,546,000	305,000	5,000
Finance lease liability, noncurrent	110,000	142,000	38,000
TOTAL LIABILITIES	64,287,000	43,436,000	26,002,000
Commitments and contingencies (Note 14)
STOCKHOLDERS’ DEFICIT
Common stock, $0.0001 par value, 120,000 shares authorized; 20,622 and 19,928 shares issued and outstanding as of December 31, 2022 and 2021, respectively	2,000	2,000	2,000
Additional paid-in capital	25,625,000	19,928,000	13,316,000
Accumulated other comprehensive loss, net of tax	(17,000)	(14,000)	(1,000)
Accumulated deficit	(89,319,000)	(70,356,000)	(44,929,000)
Total stockholders’ deficit	(63,709,000)	(50,440,000)	(31,612,000)
TOTAL LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT	10,179,000	2,597,000	3,391,000
Nonrelated Party [Member]
CURRENT LIABILITIES
Related party accounts payable	596,000	2,124,000	510,000
Related party accrued expenses and other current liabilities	6,284,000	5,142,000	3,483,000
Related party term notes payable, net of discount, including accrued interest, current	1,791,000	507,000
Related party SAFE, at fair value, current	29,435,000	24,575,000	14,394,000
Related Party [Member]
CURRENT LIABILITIES
Related party accounts payable	81,000	147,000	114,000
Related party accrued expenses and other current liabilities	611,000	205,000	23,000
Related party legal settlement liability		640,000	880,000
Related party term notes payable, net of discount, including accrued interest, current	4,102,000	1,962,000	522,000
Related party convertible notes payable, including accrued interest, current	842,000	804,000	1,365,000
Related party contingently convertible notes payable, at fair value, current	1,629,000	1,152,000	1,572,000
Related party SAFE, at fair value, current	5,082,000	4,615,000	1,417,000
Related party term notes payable, at fair value, current			505,000
Related party Series B preferred stock liability, at fair value	7,632,000
Founder Convertible Preferred Stock [Member]
CONVERTIBLE PREFERRED STOCK
Convertible preferred stock	1,354,000	1,354,000	1,354,000
Series A1 Convertible Preferred Stock [Member]
CONVERTIBLE PREFERRED STOCK
Convertible preferred stock	3,871,000	3,871,000	3,721,000
Series A 2 Convertible Preferred Stock [Member]
CONVERTIBLE PREFERRED STOCK
Convertible preferred stock	4,376,000	4,376,000	3,926,000
Series B Convertible Preferred Stock [Member]
CONVERTIBLE PREFERRED STOCK
Convertible preferred stock
First Light Acquisition Group Inc [Member]
CURRENT ASSETS
Cash	669,867	93,892	1,062,653
Accounts receivable	870	870
Prepaid expenses - current	124,741	306,909	420,908
Total current assets	795,478	401,671	1,483,561
NONCURRENT ASSETS
Marketable securities held in trust account	43,214,249	42,453,107	230,004,784
Prepaid expenses - noncurrent			280,944
Total Non-current Assets	43,214,249	42,453,107	230,285,728
TOTAL ASSETS	44,009,727	42,854,778	231,769,289
CURRENT LIABILITIES
Accrued expenses	5,788,079	3,219,620	347,146
Related party accounts payable	487,324	51,074	63,839
Accrued interest payable	143,589	7,719
Promissory notes – related parties, net of debt discount	1,490,000	1,224,635
Contingent interest liability	273,448	32,865
Total current liabilities	8,182,440	4,535,913	410,985
NONCURRENT LIABILITIES
Warrant liability	1,937,000	745,000	7,469,150
Forward purchase unit liability	2,645,604	326,234	521,184
Deferred underwriting fee payable			8,050,000
Total Non-current Liabilities	4,582,604	1,071,234	16,040,334
TOTAL LIABILITIES	12,765,044	5,607,147	16,451,319
Commitments and contingencies (Note 14)
CONVERTIBLE PREFERRED STOCK
Convertible preferred stock		42,453,107	230,004,784
STOCKHOLDERS’ DEFICIT
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	182,694
Accumulated deficit	(12,152,835)	(5,206,051)	(14,687,389)
Total stockholders’ deficit	(11,969,566)	(5,205,476)	(14,686,814)
TOTAL LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT	44,009,727	42,854,778	231,769,289
First Light Acquisition Group Inc [Member] | Common Class A [Member]
CONVERTIBLE PREFERRED STOCK
Convertible preferred stock	43,214,249	42,453,107
STOCKHOLDERS’ DEFICIT
Common stock, $0.0001 par value, 120,000 shares authorized; 20,622 and 19,928 shares issued and outstanding as of December 31, 2022 and 2021, respectively
First Light Acquisition Group Inc [Member] | Common Class B [Member]
STOCKHOLDERS’ DEFICIT
Common stock, $0.0001 par value, 120,000 shares authorized; 20,622 and 19,928 shares issued and outstanding as of December 31, 2022 and 2021, respectively	$ 575	$ 575	$ 575